Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14—SUBSEQUENT EVENTS

On July 1, 2025, the Company converted approximately $2.55 million of outstanding accounts payable with a vendor into a note payable with the same vendor. The note bears interest at an annual rate of 18% (1.5% monthly) and provides for scheduled principal payments beginning in July 2025, with maturity on August 22, 2024. The transaction reduced the Company’s accounts payable and established a formal financing arrangement under the stated terms.

On July 4, 2025, the One Big Beautiful Bill Act of 2025 (“OBBBA”), which includes a broad range of tax reform provisions, was signed into law in the United States and we continue to assess its impact. We currently do not expect the OBBBA to have a material impact on our estimated annual effective tax rate in 2025.

On May 28, 2025, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) by and among Heliogen, Inc., a Delaware corporation (“Heliogen”), Zeo Energy, Hyperion Merger Corp., a Delaware corporation and a direct, wholly-owned subsidiary of the Company (“Merger Sub I”) and Hyperion Acquisition LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of the Company (“Merger Sub II” and, together with Merger Sub I, the “Merger Subs”). On August 8, 2025, Merger Sub I merged with and into Heliogen (the “First Merger”), with Heliogen surviving the First Merger (Heliogen, as the surviving entity of the First Merger, the “First Surviving Corporation”) with the First Surviving Corporation becoming a direct, wholly owned subsidiary of the Company, and immediately following the First Merger, the First Surviving Corporation merged with and into Merger Sub II, with Merger Sub II surviving the Second Merger and becoming a direct, wholly owned subsidiary of the Company.

NOTE 20 — SUBSEQUENT EVENTS

On April 17, 2025, the Company received a notice (the “Notice”) from Nasdaq notifying the Company that it is not in compliance with the periodic filing requirements for continued listing set forth in Nasdaq Listing Rule 5250(c)(1) because the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 (“Fiscal Year 2024 10-K”) was not filed with the Securities and Exchange Commission (the “SEC”) by the required due date of March 31, 2025. This Notice received from Nasdaq has no immediate effect on the listing or trading of the Company’s shares. Nasdaq has provided the Company with 60 calendar days, until Sunday, June 16, 2025, to submit a plan to regain compliance. If Nasdaq accepts the Company’s plan, then Nasdaq may grant the Company an exception until October 13, 2025 to regain compliance with the Nasdaq Listing Rules.

In the disclosure on “Concentration of credit risk” found in Note 3 — Summary of Significant Accounting Policies, the company identified that two customers exceeded 10% of accounts receivable. As of the date of this report, one of those customers has not made payment towards those accounts receivable and may pose a credit risk of $2,306,096.